Income Taxes - Summary of Reconciliation of Income Tax Provision to Amount Computed by Applying Statutory Income Tax Rate to Income Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Profit before income taxes	$ 3,143	$ 2,974	$ 2,851
Applicable tax rate	34.61%	34.61%	34.61%
Computed expected tax expense	$ 1,088	$ 1,029	$ 987
Tax effect due to non-taxable income for Indian tax purposes	(321)	(295)	(268)
Overseas taxes	109	112	109
Tax provision (reversals)	(253)	(23)	(47)
Effect of differential overseas tax rates	8	10	1
Effect of exempt non-operating income	(10)	(10)	(13)
Effect of unrecognized deferred tax assets	29	14	9
Effect of non-deductible expenses	9	4	30
Branch profit tax (net of credits)	(32)
Subsidiary dividend distribution tax	27
Others	3	(7)	(9)
Income tax expense	$ 657	$ 834	$ 799